SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Principal Business Activity

The Company through its AIM subsidiary is primarily engaged in manufacturing aircraft structural parts, and assemblies for prime defense contractors in the aerospace industry in the United States. NTW is a manufacturer of aerospace components, principally landing gear for F-16 and F-18 fighter aircraft. Welding is a specialty welding and products provider whose significant customers include the world's largest aircraft manufacturers, subcontractors, and original equipment manufacturers. Upon the merger of Miller-Stuart into Welding, Welding became a manufacturer of aerospace components specializing in electromechanical systems, harness and cable assemblies, electronic equipment and printed circuit boards. Upon the merger of Woodbine into Welding, Welding became a manufacturer of aerospace components whose customers include major aircraft component suppliers. Decimal is a manufacturer of aerospace components specializing in welded and brazed chassis structures housing electronics in aircraft whose customers include major aircraft component suppliers. Eur-Pac specializes in military packaging and supplies. Eur-Pac’s primary business is “kitting” of supplies for all branches of the United States Defense Department including ordnance parts, hose assemblies, hydraulic, mechanical and electrical assemblies. Sterling manufactures components for aircraft and ground turbine engines. Compac specializes in the manufacture of RFI/EMI (Radio Frequency Interference – Electro-Magnetic Interference) shielded enclosures for electronic components. The Company’s customers are primarily publicly traded companies in the aerospace and other industries.

Inventory Valuation

The Company does not take physical inventories at interim quarterly reporting periods. Approximately 50% of the inventory value at September 30, 2017 has been estimated using a gross profit percentage based on sales of previous periods to the net sales of the current period, as management believes that the gross profit percentage on these items are materially consistent from period to period. The remainder of the inventory value at September 30, 2017 is estimated based on the Company's standard cost perpetual inventory system, as management believes the perpetual system computed value for these items provides a better estimate of value for that inventory. Adjustments to reconcile the annual physical inventory to the Company’s books are treated as changes in accounting estimates and are recorded in the fourth quarter. The Company valued inventory at December 31, 2016 at the lower of cost on a first-in-first-out basis or market.

	September 30, 2017	December 31, 2016
	(Unaudited)
Raw Materials	$7,388,000	$7,031,000
Work in Process	24,981,000	25,635,000
Finished Goods	12,177,000	11,751,000
Inventory Reserve	(5,304,000)	(4,566,000)
Total Inventory	$39,242,000	$39,851,000

Credit and Concentration Risks

Credit and Concentration Risks

There were four customers that represented 67.9% and one customer that represented 14.2% of total net sales for the three months ended September 30, 2017 and 2016, respectively. This is set forth in the table below.

Customer	Percentage of Net Sales
	2017	2016
	(Unaudited)	(Unaudited)
1	19.4	14.2
2	21.8	*
3	16.6	*
4	10.1	*

* Customer was less than 10% of net sales for the three months ended September 30, 2016

There were three customers that represented 55.4% and four customers that represented 53.3% of total net sales for the nine months ended September 30, 2017 and 2016, respectively. This is set forth in the table below.

Customer	Percentage of Net Sales
	2017	2016
	(Unaudited)	(Unaudited)
1	20.2	11.9
2	18.1	19.8
3	17.1	10.7
4	*	10.9

* Customer was less than 10% of net sales for the nine months ended September 30, 2016

There were three customers that represented 60.7% of gross accounts receivable and one customer that represented 19.9% of gross accounts receivable at September 30, 2017 and December 31, 2016, respectively. This is set forth in the table below.

Customer	Percentage of Receivables
	June	December
	2017	2016
	(Unaudited)
1	25.3	19.9
2	23.8	*
3	11.6	*

* Customer was less than 10% of Gross Accounts Receivable at December 31, 2016

During the nine months ended September 30, 2017 and 2016, the Company had occasionally maintained balances in its bank accounts that were in excess of the FDIC limit. The Company has not experienced any losses on these accounts.

The Company has several key sole-source suppliers of various parts that are important for one or more of its products. These suppliers are its only source for such parts and, therefore, in the event any of them were to go out of business or be unable to provide parts for any reason, its business could be severely harmed.

Earnings per share

Basic earnings per share is computed by dividing the net income (loss) applicable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Potentially dilutive shares, using the treasury stock method, are included in the diluted per-share calculations for all periods when the effect of their inclusion is dilutive.

The following is a reconciliation of the denominators of basic and diluted earnings per share computations:

	Three Months Ended		Nine Months Ended
	September 30, 2017	September 30, 2016	September 30, 2017	September 30, 2016
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Weighted average shares outstanding used to compute basic earnings per share	13,463,372	7,610,220	13,463,372	7,594,215
Effect of dilutive stock options and warrants	—	—	—	—
Weighted average shares outstanding and dilutive securities used to compute dilutive earnings per share	13,463,372	7,610,220	13,463,372	7,594,215

The following table sets forth securities which were excluded from the diluted per share calculation because the conversion price or the exercise price was greater than the average market price of the common shares:

	Three and Nine Months Ended
	September 30, 2017	September 30, 2016
	(Unaudited)	(Unaudited)
Convertible preferred stock	2,630,953	1,488,396
Stock options	516,342	443,648
Warrants	1,479,212	519,573
Unvested restricted stock	—	52,000
	4,626,507	2,503,617

The following table sets forth securities which were excluded from the diluted per share calculation for the nine months ended September 30, 2017 and 2016 even though the exercise price was less than the average market price of the common shares and unvested restricted stock because the effect of including these potential shares was anti-dilutive due to the net loss incurred during that period:

	September 30, 2017	September 30, 2016
	(Unaudited)	(Unaudited)
Convertible preferred stock	—	—
Stock options	—	202,694
Warrants	—	—
Unvested restricted stock	—	—
	—	202,694

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, “Compensation – Stock Compensation.” Under the fair value recognition provision of the ASC, stock-based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options and warrants granted using the Black-Scholes-Merton option pricing model. Stock based compensation amounted to $82,000 and $43,000 for the three months ended September 30, 2017 and 2016, respectively and $9,000 and $126,000 for the nine months ended September 30, 2017 and 2016, respectively, and was included in operating expenses on the accompanying Condensed Consolidated Statements of Operations.

Goodwill

Goodwill represents the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. The goodwill amount of $9,883,000 at September 30, 2017 and December 31, 2016 relates to the acquisitions of Welding $291,000, NTW $162,000, Woodbine $2,565,000, Eur-Pac $1,656,000, ECC $109,000, Sterling $4,540,000 and Compac $560,000. Goodwill is not amortized, but is tested annually for impairment, or if circumstances occur that more likely than not reduce the fair value of the reporting unit below its carrying amount.

The Company has determined that there has been no impairment of goodwill at September 30, 2017; however, based on year-to-date performance, goodwill is at risk of impairment. During the three months ended December 2017, the Company will conduct its annual goodwill impairment testing.

Debt Issuance Costs

Effective January 1, 2016, the Company adopted FASB ASU 2015-15 “Interest-Imputation of Interest (Subtopic 835-30), Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements, Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting”. The amendments to the SEC paragraphs in this update state that given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The adoption of this amended guidance did not have a significant impact on the Company's consolidated financial statements.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to interest rate, market, or foreign currency risks. The Company evaluates all of its financial instruments, including notes payable, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract.  Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the statement of operations each period.  Bifurcated embedded derivatives are classified with the related host contract in the Company’s balance sheet.

Recently Issued Accounting Pronouncements

On May 28, 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. ASU 2014-09 supersedes existing revenue recognition guidance, including ASC 605-35, Revenue Recognition - Construction-Type and Production-Type Contracts, and outlines a single set of comprehensive principles for recognizing revenue under U.S. GAAP. Among other things, it requires companies to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time. On July 9, 2015, the FASB approved a one year deferral of the effective date of ASU 2014-09 to annual reporting periods beginning after December 15, 2017. We intend to adopt the New Revenue Standard effective January 1, 2018.

The new guidance allows for two transition methods in application - (i) retrospective to each prior reporting period presented, or (ii) prospective with the cumulative effect of adoption recognized on January 1, 2018 (also known as the modified retrospective approach). The Company intends to adopt the standard using the modified retrospective approach, which will result in an adjustment to accumulated deficit for the cumulative effect of applying this guidance to contracts in process as of the adoption date. Under this approach, prior financial statements presented will not be restated. This guidance requires additional disclosures of the amount by which each financial statement line item affected in the current reporting period during 2019 as compared to the guidance that was in effect before the change, and an explanation of the reasons for the significant changes.

The Company currently recognizes the majority of its revenues based on shipment of products (at a point in time). Currently, some contracts the Company enters into with customers are accounted for on a percentage of completion basis. For contracts with a significant amount of development and/or requiring the delivery of a minimal number of units, revenue and profit are recognized using the percentage-of-completion cost-to-cost method to measure progress. For contracts that require the Company to produce a substantial number of similar items without a significant level of development, the Company currently records revenue and profit using the percentage-of-completion units-of-delivery method as the basis for measuring progress on the contract.

Under ASC 606, revenue will be recognized as the customer obtains control of the goods and services promised in the contract (i.e., performance obligations). We may also have more performance obligations in our contracts under ASC 606, which may impact the timing of recording sales and operating profit, including those where sales recognition is deferred pending the incurrence of costs.

The Company has not completed its assessment of the effects of the new revenue standard, and has not determined whether adopting ASU 2014-09 will have a material effect on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities (Subtopic 825-10)” (“ASU 2016-01”).The main objective of ASU 2016-01 is enhancing the reporting model for financial instruments to provide users of financial statements with more decision-useful information. The amendments address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company does not expect the adoption of ASU 2016-01 to have a significant impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016- 02, Leases (Topic 842) . The new standard establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the Condensed Consolidated Statement of Operations. In addition, this standard requires a lessor to classify leases as either sales-type, finance or operating. A lease will be treated as a sale if it transfers all of the risks and rewards, as well as control of the underlying asset, to the lessee. If risks and rewards are conveyed without the transfer of control, the lease is treated as financing. If the lessor doesn't convey risks and rewards or control, the lease is treated as operating. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases and lessors for sales-type, direct financing, and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. We expect that upon adoption we will recognize ROU assets and lease liabilities and that the amounts could be material. We do not expect the ASU to have a material impact on our cash flows or results of operations.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash, which clarifies the presentation requirements of restricted cash within the statement of cash flows. The changes in restricted cash and restricted cash equivalents during the period should be included in the beginning and ending cash and cash equivalents balance reconciliation on the statement of cash flows. When cash, cash equivalents, restricted cash or restricted cash equivalents are presented in more than one-line item within the statement of financial position, an entity shall calculate a total cash amount in a narrative or tabular format that agrees to the amount shown on the statement of cash flows. Details on the nature and amounts of restricted cash should also be disclosed. This standard is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Company is currently in the process of evaluating the impact of the adoption of this standard on our financial statements.

In January 2017, the FASB issued ASU 2017-01 (“ASU 2017-01”), Business Combinations, which clarifies the definition of a business, particularly when evaluating whether transactions should be accounted for as acquisitions or dispositions of assets or businesses. The first part of the guidance provides a screen to determine when a set is not a business; the second part of the guidance provides a framework to evaluate whether both an input and a substantive process are present. The guidance will be effective after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted for transactions that have not been reported in issued financial statements. The Company is currently assessing the impact of this update on the presentation of these financial statements.

In January 2017, FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment, Step 2 of the goodwill impairment test, which requires determining the implied fair value of goodwill and comparing it with its carrying amount has been eliminated. Thus, the goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount (i.e., what was previously referred to as Step 1). In addition, ASU No. 2017-04 requires entities having one or more reporting units with zero or negative carrying amounts to disclose (1) the identity of such reporting units, (2) the amount of goodwill allocated to each, and (3) in which reportable segment the reporting unit is included. ASU No. 2017-04 is effective as follows: (1) for a public business entity that is an SEC filer for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The Company is currently in the process of evaluating the impact of the adoption of this standard on our financial statements.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. The ASU allows companies to exclude a down round feature when determining whether a financial instrument (or embedded conversion feature) is considered indexed to the entity’s own stock. As a result, financial instruments (or embedded conversion features) with down round features may no longer be required to be accounted classified as liabilities. A company will recognize the value of a down round feature only when it is triggered and the strike price has been adjusted downward. For equity-classified freestanding financial instruments, such as warrants, an entity will treat the value of the effect of the down round, when triggered, as a dividend and a reduction of income available to common shareholders in computing basic earnings per share. For convertible instruments with embedded conversion features containing down round provisions, entities will recognize the value of the down round as a beneficial conversion discount to be amortized to earnings. The guidance in ASU 2017-11is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted, and the guidance is to be applied using a full or modified retrospective approach. The Company adopted this guidance in the current quarter, effective April 1, 2017.  As a result, the warrants issued on May 12, 2017, in connection with the bridge financing, were equity-classified.

The  Company does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying consolidated financial statements.

Subsequent Events

Management has evaluated subsequent events through the date of this filing.

At the Company’s Annual Meeting of Stockholders on October 3, 2017 (the “Annual Meeting”), stockholders approved the following stock issuances of common stock upon the conversion of outstanding securities at a conversion price of $1.50 per share, the public offering price of the shares of the Company’s common stock in the public offering completed on July 12, 2017 (the “Public Offering”), which issuances were contemplated as part of a restructuring of the Company’s capitalization:

·	1,222,809 shares upon conversion of $1,834,214 principal amount of May 2018 Notes.

·	8,629,606 shares upon conversion of the outstanding 1,294,441 shares of Series A Preferred Stock

·	346,992 shares upon the conversion of the Company’s 7% subordinated convertible notes in the original principal amount of $200,000 and $300,000 payable to Michael N. Taglich and Robert F. Taglich, respectively, together with accrued interest thereon.

At the Annual Meeting, stockholders also approved an amendment to the Company’s Articles of Incorporation increasing the number of authorized shares of common stock from 25,000,000 to 50,000,000 shares and approved the Company’s 2017 Equity Incentive Plan authorizing the issuance of up to 1,200,000 shares pursuant to the Plan.